PRODUCT INFORMATION NOTICE DATED JANUARY 13, 2022
to the following variable annuity contracts

Issued by Talcott Resolution Life Insurance Company Separate Account Seven:

Personal Retirement Manager Select Series III	Personal Retirement Manager B Share Series II	Personal Retirement Manager I Share Series II
Personal Retirement Manager L Share Series II	Huntington’s Personal Retirement Manager Series II	Personal Retirement Manager Select Series II
Personal Retirement Manager B Share Series I	Personal Retirement Manager C Share Series I	Personal Retirement Manager L Share Series I
Huntington’s Personal Retirement Manager Series I	Huntington Leaders Series III	Personal Retirement Manager Select Series I
Leaders Select Series III	Leaders Core Series IV	Leaders Access Series IV
Leaders Plus Series IV	Leaders Outlook Series IV	Leaders Platinum Series I
Leaders Platinum Outlook Series I	Leaders / Chase Series III	Huntington Leaders Series II
Huntington Leaders Outlook Series IV	Leaders Ultra	Leaders Select Series II
Leaders Select Outlook Series I	Leaders Select Plus Series I	Leaders Foundation Series I
Leaders Foundation Edge Series I	Leaders Access II/IIR/III	Leaders Edge Series II/IIR/III
Leaders Plus Series II/IIR/III	Leaders Epic Series I/IR	Leaders Epic Plus Series I/IR
Leaders Epic Outlook Series I/IR	Leaders Series I/IR	Leaders Solution Series I/IR
Leaders Elite Series I/IR	Leaders Access Series I/IR	Leaders Edge Series I/IR
Leaders Plus Series I/IR	Leaders Elite Plus Series I/IR	Leaders Solution Plus Series I/IR
Leaders Outlook Series I/IR	Leaders Elite Outlook Series I/IR	Leaders Solution Outlook Series I/IR
Huntington Leaders Outlook Series I/IR	Classic Leaders Outlook Series I/IR

Issued by Talcott Resolution Life and Annuity Insurance Company Separate Account Seven:

Personal Retirement Manager Foundation O-Share	Personal Retirement Manager B Share Series II	Personal Retirement Manager C Share Series III
Personal Retirement Manager I Share Series II	Personal Retirement Manager L Share Series II	Personal Retirement Manager II Series V-A
Personal Retirement Manager B Share Series I	Personal Retirement Manager C Share Series I	Personal Retirement Manager C Share Series II
Personal Retirement Manager I Share Series I	Personal Retirement Manager L Share Series I	Leaders Series V
Leaders Access Series V	Leaders Advisory Series I	Personal Retirement Manager Series V-A
Leaders Series V-A	Personal Retirement Manager Foundation Edge Series II	Leaders Foundation Edge Series II
Leaders Edge Series IV	Leaders Foundation Series I	Leaders Foundation Edge Series I
Leaders Access Series II/IIR/III	Leaders Epic Series I/IR	Leaders Epic Plus Series I/IR
Leaders Epic Outlook Series I/IR	Leaders Access Series I/IR	Leaders Edge Series I/IR
Leaders Plus Series I/IR	Leaders Solution Plus Series I/IR	Leaders Vision Series I/IR

Issued by Talcott Resolution Life Insurance Company Separate Account Three:
The Director

Issued by Talcott Resolution Life and Annuity Insurance Company Separate Account Three:
The Director

Issued by Variable Account D of Union Security Insurance Company:
Wells Fargo Passage Variable Annuity

This product information notice updates certain information in your contract and should be retained for future reference.

At a board meeting held November 29 - December 1, 2021, the Board of Trustees of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) approved a change to the name and corresponding investment policy of Invesco V.I. International Growth Fund. The Fund is an investment option under your contract.
Effective on or about April 29, 2022, the Fund will be renamed Invesco V.I. EQV International Equity Fund.

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